Share-Based Compensation - Summary of Option Activity (Detail) - 2011 Stock Plan - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Number of Shares Under Option
Outstanding - Beginning of period (in shares)	640,000
Exercised (in shares)	0	0	(8,500)
Cancelled or forfeited (in shares)	(3,000)
Outstanding - End of period (in shares)	637,000	640,000
Exercisable - End of period (in shares)	395,000
Weighted-Average Exercise Price
Outstanding - Beginning of period (in dollars per share)	$ 74.02
Exercised (in dollars per share)	0.00
Cancelled or forfeited (in dollars per share)	36.40
Outstanding - End of period (in dollars per share)	74.24	$ 74.02
Exercisable - End of period (in dollars per share)	$ 90.66
Weighted-Average Remaining Contractual Term
Outstanding - End of period	6 years 8 months 12 days
Exercisable - End of period	5 years 7 months 6 days
Aggregate Intrinsic Value
Outstanding - End of period	$ 0
Exercisable - End of period	$ 0
Weighted average fair value of option granted (in dollars per share)		$ 14.90	$ 51.00
Stock Options
Number of Shares Under Option
Granted (in shares)	0
Aggregate Intrinsic Value
Compensation cost not yet recognized	$ 2,800
Recognition period	1 year 10 months 24 days